                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002

                      Class A, Class B, and Class C Shares

                          Government Obligations Fund
                         Ohio Tax Free Obligations Fund
                             Prime Obligations Fund
                           Tax Free Obligations Fund
                           Treasury Obligations Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, these funds entered into a new non-12b-1 shareholder servicing plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") with respect to their Class A shares, pursuant to which they will pay USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class A net assets for providing non-distribution-related services. The current Class A 12b-1 shareholder servicing fee payable to Quasar Distributors, LLC has been re-designated as a distribution fee.

In addition, effective August 1, 2003, Prime Obligations Fund began offering a new class of shares (Class Z) to certain institutional investors with a minimum initial investment of $10 million. That class of shares is offered by a separate prospectus. Finally, effective August 5, 2003, shares of Ohio Tax Free Obligations Fund no longer are offered.

This document supplements the Prospectus dated December 1, 2002, relating to the Class A, Class B, and Class C shares of these funds with respect to the foregoing matters. The funds also have filed a supplement dated August 1, 2003 to their Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                     FEES AND EXPENSES TABLES AND EXAMPLES

The following tables and examples replace the "Fees and Expenses" tables and the "Examples" set forth in the Prospectus for the indicated Funds.

                          GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class A
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None
  Annual Maintenance Fee (1)................................      $50
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (2)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.25%
  Other Expenses............................................
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.20%
  Total Annual Fund Operating Expenses......................     0.80%
  Waiver of Fund Expenses (3)...............................    (0.05)%
  Net Expenses (3)..........................................     0.75%

------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services--Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................  $ 77
3 years.....................................................  $250
5 years.....................................................  $439
10 years....................................................  $985

                             PRIME OBLIGATIONS FUND

FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

SHAREHOLDER FEES                                          Class A     Class B        Class C
  Maximum Sales Charge (Load)...........................     None        None           None
  Maximum Deferred Sales Charge (Load)..................     None        5.00%(1)       1.00%(1)
  Annual Maintenance Fee (2)............................      $50         $50            $50
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (3)
as a % of average net assets
  Management Fees.......................................     0.10%       0.10%          0.10%
  Distribution and Service (12b-1) Fees.................     0.25%       1.00%          1.00%
  Other Expenses
    Shareholder Servicing Fee...........................     0.25%       None           None
    Miscellaneous.......................................     0.24%       0.16%          0.16%
  Total Annual Fund Operating Expenses..................     0.84%       1.26%          1.26%
  Waiver of Fund Expenses (3)...........................    (0.03)%     (0.03)%        (0.03)%
  Net Expenses (3)......................................     0.81%       1.23%          1.23%

------------------------

(1) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

(2) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services--Selling Shares, Accounts with Low Balances."

(3) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(4) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.81%, 1.23%, and 1.23%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                       CLASS B        CLASS B        CLASS C        CLASS C
                                                      ASSUMING       ASSUMING       ASSUMING       ASSUMING
                                                     REDEMPTION    NO REDEMPTION   REDEMPTION    NO REDEMPTION
                                                      AT END OF      AT END OF      AT END OF      AT END OF
                                          CLASS A    EACH PERIOD    EACH PERIOD    EACH PERIOD    EACH PERIOD
                                          --------   -----------   -------------   -----------   -------------
1 year..................................   $   83      $  625          $  125        $  324          $  224
3 years.................................   $  265      $  797          $  397        $  493          $  493
5 years.................................   $  463      $  889          $  689        $  782          $  782
10 years................................   $1,034      $1,403          $1,403        $1,605          $1,605

                           TAX FREE OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class A
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None
  Annual Maintenance Fee (1)................................      $50
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (2)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.25%
  Other Expenses
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.21%
  Total Annual Fund Operating Expenses......................     0.81%
  Waiver of Fund Expenses (3)...............................    (0.06)%
  Net Expenses (3)..........................................     0.75%

------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services--Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 77
3 years.....................................................    $253
5 years.....................................................    $444
10 years....................................................    $996

                           TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class A
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None
  Annual Maintenance Fee (1)................................      $50
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (2)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.25%
  Other Expenses
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.20%
  Total Annual Fund Operating Expenses......................     0.80%
  Waiver of Fund Expenses (3)...............................    (0.05)%
  Net Expenses (3)..........................................     0.75%

------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services--Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 77
3 years.....................................................    $250
5 years.....................................................    $439
10 years....................................................    $985

                                 BUYING SHARES

The text under the caption "Buying Shares--Multiple Class Information" in the Prospectus is modified to read as follows:

    The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class A, Class B, and Class C shares. As discussed below, only Prime Obligations Fund offers Class B, Class C, Class I, and Class Z shares. Class D, Class I, Class S, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

    The following describes the features of each class:

    Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

       - higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses."

       - a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

       - automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

    Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. See "Selling Shares--Systematic Exchange Program." Prime Obligations Fund Class C shares:

       - are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

       - have higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses."

       - do not convert to Class A shares.

    Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%. Ohio Tax Free Obligations Fund does not offer Class D shares.

    Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

    Class S Shares. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

    Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are offered only by Prime Obligations Fund and are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Under the caption "Buying Shares--12b-1 Fees" in the Prospectus, the first sentence in the second paragraph is modified to read as follows:

    The Class A share 12b-1 fee is a distribution fee.

The following paragraph is added at the end of the section captioned "Buying Shares--12b-1 Fees" in the Prospectus:

    Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class A shares. Under this plan and agreement, each fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class A net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-R

     NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002

                                 Class D Shares

                          Government Obligations Fund
                             Prime Obligations Fund
                           Tax Free Obligations Fund
                           Treasury Obligations Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, these funds entered into a new non-12b-1 shareholder servicing plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") with respect to their Class D shares, pursuant to which they will pay USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class D net assets for providing non-distribution-related services. The current Class D 12b-1 shareholder servicing fee payable to Quasar Distributors, LLC has been re-designated as a distribution fee.

In addition, effective August 1, 2003, Prime Obligations Fund began offering a new class of shares (Class Z) to certain institutional investors with a minimum initial investment of $10 million. That class of shares is offered by a separate prospectus.

This document supplements the Prospectus dated December 1, 2002, relating to the Class D shares of these funds with respect to the foregoing matters. The funds also have filed a supplement dated August 1, 2003 to their Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                     FEES AND EXPENSES TABLES AND EXAMPLES

The following tables and examples replace the "Fees and Expenses" tables and the "Examples" set forth in the Prospectus for the indicated Funds.

                          GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class D
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.15%
  Other Expenses............................................
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.15%
  Total Annual Fund Operating Expenses......................     0.65%
  Waiver of Fund Expenses (2)...............................    (0.05)%
  Net Expenses (2)..........................................     0.60%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................  $ 61
3 years.....................................................  $203
5 years.....................................................  $357
10 years....................................................  $806

                             PRIME OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class D
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.15%
  Other Expenses
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.16%
  Total Annual Fund Operating Expenses......................     0.66%
  Waiver of Fund Expenses (2)...............................    (0.03)%
  Net Expenses (2)..........................................     0.63%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.63%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................  $ 64
3 years.....................................................  $208
5 years.....................................................  $365
10 years....................................................  $820

                           TAX FREE OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class D
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.15%
  Other Expenses
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.16%
  Total Annual Fund Operating Expenses......................     0.66%
  Waiver of Fund Expenses (2)...............................    (0.06)%
  Net Expenses (2)..........................................     0.60%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................  $ 61
3 years.....................................................  $205
5 years.....................................................  $362
10 years....................................................  $817

                           TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class D
  Maximum Sales Charge (Load)...............................     None
  Maximum Deferred Sales Charge (Load)......................     None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................     0.10%
  Distribution (12b-1) Fees.................................     0.15%
  Other Expenses
    Shareholder Servicing Fee...............................     0.25%
    Miscellaneous...........................................     0.15%
  Total Annual Fund Operating Expenses......................     0.65%
  Waiver of Fund Expenses (2)...............................    (0.05)%
  Net Expenses (2)..........................................     0.60%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................  $ 61
3 years.....................................................  $203
5 years.....................................................  $357
10 years....................................................  $806

                                 BUYING SHARES

The text under the caption "Buying Shares--Multiple Class Information" in the Prospectus is modified to read as follows:

    The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class D shares. As discussed below, only Prime Obligations Fund offers Class B, Class C, Class I, and Class Z shares. Class A, Class B, Class C, Class I, Class S, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

    The following describes the features of each class:

    Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

       - higher annual expenses than Class A shares.

       - a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

       - automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

    Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

       - are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

       - have higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses"

       - do not convert to Class A shares.

    Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

    Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

    Class S Shares. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

    Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are offered only by Prime Obligations Fund and are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Under the caption "Buying Shares--12b-1 Fees" in the Prospectus, the last sentence in the first paragraph is modified to read as follows:

    Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its average daily net assets.

Under the caption "Buying Shares--12b-1 Fees" in the Prospectus, the first sentence in the third paragraph is modified to read as follows:

    The funds' distributor uses the distribution fee to compensate brokers for providing distribution-related services to the funds.

The following paragraph is added at the end of the section captioned "Buying Shares--12b-1 Fees" in the Prospectus:

    Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, each fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class D net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-D

      NOT FDIC INSURED               NO BANK GUARANTEE               MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002
                                 Class I Shares

                             Prime Obligations Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Prime Obligations Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, this fund entered into a new non-12b-1 shareholder servicing plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") with respect to its Class I shares, pursuant to which it will pay USBAM a shareholder servicing fee at an annual rate of 0.20% of average daily Class I net assets for providing non-distribution-related services.

In addition, effective August 1, 2003, Prime Obligations Fund began offering a new class of shares (Class Z) to certain institutional investors with a minimum initial investment of $10 million. That class of shares is offered by a separate prospectus.

This document supplements the Prospectus dated December 1, 2002, relating to the Class I shares of Prime Obligations Fund with respect to the foregoing matters. The fund also has filed a supplement dated August 1, 2003 to its Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                      FEES AND EXPENSES TABLE AND EXAMPLE

The following table and example replace the "Fees and Expenses" table and the "Example" set forth in the Prospectus for Prime Obligations Fund.

                             PRIME OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class I
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    None
  Other Expenses............................................
    Shareholder Servicing Fee...............................    0.20%
    Miscellaneous...........................................    0.16%
  Total Annual Fund Operating Expenses......................    0.46%
  Waiver of Fund Expenses (2)...............................   (0.06)%
  Net Expenses (2)..........................................    0.40%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 41
3 years.....................................................    $142
5 years.....................................................    $252
10 years....................................................    $573

                                 BUYING SHARES

The text under the caption "Buying Shares--Multiple Class Information" in the Prospectus is modified to read as follows:

    The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class I shares, which are offered only by Prime Obligations Fund. Class A, Class B, Class C, Class D, Class S, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

    The following describes the features of each class:

    Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

       - higher annual expenses than Class A shares.

       - a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

       - automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

    Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

       - are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

       - have higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses."

       - do not convert to Class A shares.

    Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

    Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

    Class S Shares. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

    Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are offered only by Prime Obligations Fund and are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

The following subsection is added after the subsection captioned "Buying Shares--Multiple Class Information" in the Prospectus:

    Shareholder Servicing Plan

    The fund has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class I shares. Under this plan and agreement, the fund pays USBAM a shareholder servicing fee at an annual rate of 0.20% of average daily Class I net assets for providing or arranging for the provision of shareholder services to the holders of Class I shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect the fund was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-I

    NOT FDIC INSURED         NO BANK GUARANTEE           MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002

                                 Class S Shares

                          Government Obligations Fund
                         Ohio Tax Free Obligations Fund
                             Prime Obligations Fund
                           Tax Free Obligations Fund
                           Treasury Obligations Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, following shareholder approval, these funds entered into a new 12b-1 distribution agreement with respect to their Class S shares with Quasar Distributors, LLC, pursuant to which they will pay Quasar a distribution fee at an annual rate of 0.25% of average daily Class S net assets for providing distribution-related services. The funds also replaced their former non-12b-1 shareholder servicing plan and agreement with Quasar with a similar plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM"). Under both the former and the new shareholder servicing plan and agreement, the funds pay a shareholder servicing fee at an annual rate of 0.25% of average daily Class S net assets for providing non-distribution-related services.

In addition, effective August 1, 2003, Prime Obligations Fund began offering a new class of shares (Class Z) to certain institutional investors with a minimum initial investment of $10 million. That class of shares is offered by a separate prospectus. Finally, effective August 5, 2003, shares of Ohio Tax Free Obligations Fund no longer are offered.

This document supplements the Prospectus dated December 1, 2002, relating to the Class S shares of these funds with respect to the foregoing matters. The funds also have filed a supplement dated August 1, 2003 to their Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                     FEES AND EXPENSES TABLES AND EXAMPLES

The following tables and examples replace the "Fees and Expenses" tables and the "Examples" set forth in the Prospectus for the indicated Funds.

                          GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class S
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    0.25%
  Other Expenses............................................
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.20%
  Total Annual Fund Operating Expenses......................    0.80%
  Waiver of Fund Expenses (2)...............................   (0.05)%
  Net Expenses (2)..........................................    0.75%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 77
3 years.....................................................    $250
5 years.....................................................    $439
10 years....................................................    $985

                             PRIME OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class S
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    0.25%
  Other Expenses............................................
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.21%
  Total Annual Fund Operating Expenses......................    0.81%
  Waiver of Fund Expenses (2)...............................   (0.03)%
  Net Expenses (2)..........................................    0.78%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.78%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 80
3 years.....................................................    $256
5 years.....................................................    $447
10 years....................................................    $999

                           TAX FREE OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class S
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    0.25%
  Other Expenses............................................
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.21%
  Total Annual Fund Operating Expenses......................    0.81%
  Waiver of Fund Expenses (2)...............................   (0.06)%
  Net Expenses (2)..........................................    0.75%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 77
3 years.....................................................    $253
5 years.....................................................    $444
10 years....................................................    $996

                           TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class S
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    0.25%
  Other Expenses............................................
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.20%
  Total Annual Fund Operating Expenses......................    0.80%
  Waiver of Fund Expenses (2)...............................   (0.05)%
  Net Expenses (2)..........................................    0.75%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 77
3 years.....................................................    $250
5 years.....................................................    $439
10 years....................................................    $985

                                 BUYING SHARES

The text under the caption "Buying Shares--Multiple Class Information" in the Prospectus is modified to read as follows:

    The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class S shares. Class A, Class B, Class C, Class D, Class I, Class Y, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

    The following describes the features of each class:

    Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

       - higher annual expenses than Class A shares.

       - a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

       - automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

    Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

       - are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

       - have higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses."

       - do not convert to Class A shares.

    Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

    Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

    Class S Shares. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

    Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are offered only by Prime Obligations Fund and are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

The following subsection is added following the subsection captioned "Buying Shares--Multiple Class Information" in the Prospectus:

    12b-1 Fees

    Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its Class S shares. Each fund pays a Rule 12b-1 distribution fee equal to 0.25% of its average daily Class S net assets.

    Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds' distributor uses the distribution fee to compensate brokers for providing distribution-related services to the funds.

    Each fund also has adopted a non-12b-1 shareholder servicing plan and agreement with respect to its Class S shares. Under this plan and agreement, each fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class S net assets for providing or arranging for the provision of shareholder services to the holders of Class S shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-S

     NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002

                                 Class Y Shares

                          Government Obligations Fund
                         Ohio Tax Free Obligations Fund
                             Prime Obligations Fund
                           Tax Free Obligations Fund
                           Treasury Obligations Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, these funds entered into a new non-12b-1 shareholder servicing plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM") with respect to their Class Y shares, pursuant to which they will pay USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y net assets for providing non-distribution-related services.

In addition, effective August 1, 2003, Prime Obligations Fund began offering a new class of shares (Class Z) to certain institutional investors with a minimum initial investment of $10 million. That class of shares is offered by a separate prospectus. Finally, effective August 5, 2003, shares of Ohio Tax Free Obligations Fund no longer are offered.

This document supplements the Prospectus dated December 1, 2002, relating to the Class Y shares of these funds with respect to the foregoing matters. The funds also have filed a supplement dated August 1, 2003 to their Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                     FEES AND EXPENSES TABLES AND EXAMPLES

    The following tables and examples replace the "Fees and Expenses" tables and the "Examples" set forth in the Prospectus for the indicated Funds.

                          GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class Y
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    None
  Other Expenses
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.15%
  Total Annual Fund Operating Expenses......................    0.50%
  Waiver of Fund Expenses (2)...............................   (0.05)%
  Net Expenses (2)..........................................    0.45%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 46
3 years.....................................................    $155
5 years.....................................................    $275
10 years....................................................    $623

                             PRIME OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class Y
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    None
  Other Expenses
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.16%
  Total Annual Fund Operating Expenses......................    0.51%
  Waiver of Fund Expenses (2)...............................   (0.03)%
  Net Expenses (2)..........................................    0.48%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.48%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 49
3 years.....................................................    $161
5 years.....................................................    $282
10 years....................................................    $638

                           TAX FREE OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class Y
Maximum Sales Charge (Load).................................    None
Maximum Deferred Sales Charge (Load)........................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    None
  Other Expenses
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.16%
  Total Annual Fund Operating Expenses......................    0.51%
  Waiver of Fund Expenses (2)...............................   (0.06)%
  Net Expenses (2)..........................................    0.45%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 46
3 years.....................................................    $158
5 years.....................................................    $279
10 years....................................................    $635

                           TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES                                              Class Y
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None

ANNUAL FUND OPERATING EXPENSES (1)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    None
  Other Expenses
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.15%
  Total Annual Fund Operating Expenses......................    0.50%
  Waiver of Fund Expenses (2)...............................   (0.05)%
  Net Expenses (2)..........................................    0.45%

------------------------

(1) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(2) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................    $ 46
3 years.....................................................    $155
5 years.....................................................    $275
10 years....................................................    $623

                                 BUYING SHARES

The text under the caption "Buying Shares--Multiple Class Information" in the Prospectus is modified to read as follows:

    The funds offer eight different share classes, although not all funds offer every share class. This prospectus offers Class Y shares. Class A, Class B, Class C, Class D, Class I, Class S, and Class Z shares are available through separate prospectuses. There are differences among the fees and expenses for each of the eight classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

    The following describes the features of each class:

    Class A Shares. Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class B Shares. Class B shares are only offered by Prime Obligations Fund and are available only in exchange for Class B shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class B shares of other First American funds. Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:

       - higher annual expenses than Class A shares.

       - a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original First American fund shares.

       - automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

    Class C Shares. Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, or in establishing a systematic exchange program that will be used to purchase Class C shares of other First American funds. Prime Obligations Fund Class C shares:

       - are subject to a 1% contingent deferred sales charge if you redeem your shares within 18 months of the date you purchased the original First American fund shares.

       - have higher annual expenses than Class A shares. See "Fund Summaries--Prime Obligations Fund, Fees and Expenses."

       - do not convert to Class A shares.

    Class D Shares. Class D shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class D shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

    Class I Shares. Class I shares are only offered by Prime Obligations Fund and are available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class I shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

    Class S Shares. Class S shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class S shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

    Class Y Shares. Class Y shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity. Class Y shares are sold at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%.

    Class Z Shares. Class Z shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency, or custodial capacity, and only with a minimum initial investment of at least $10 million. Class Z shares are offered only by Prime Obligations Fund and are sold at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

The following subsection is added after the subsection captioned "Buying Shares--Multiple Class Information" in the Prospectus:

    Shareholder Servicing Plan

    The funds have adopted a non-12b-1 shareholder servicing plan and agreement with respect to their Class Y shares. Under this plan and agreement, the funds pay USBAM a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect to each of the funds was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-Y

     NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                   PROSPECTUS SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                       PROSPECTUS DATED DECEMBER 1, 2002

                             Treasury Reserve Fund

                            ------------------------

Effective August 1, 2003, the investment advisory fee for Treasury Reserve Fund was contractually reduced from an annual rate of 0.35% of average daily net assets to an annual rate of 0.10% of average daily net assets. In addition, this fund entered into a new non-12b-1 shareholder servicing plan and agreement with U.S. Bancorp Asset Management, Inc. ("USBAM"), pursuant to which it will pay USBAM a shareholder servicing fee at an annual rate of 0.25% of the fund's average daily net assets for providing non-distribution-related services.

This document supplements the Prospectus dated December 1, 2002, relating to Treasury Reserve Fund with respect to the foregoing matters. The fund also has filed a supplement dated August 1, 2003 to its Statement of Additional Information dated December 1, 2002, providing additional information with respect to these matters. You can obtain copies of the Prospectus dated December 1, 2002, the Statement of Additional Information dated December 1, 2002, and the supplement dated August 1, 2003 to the Statement of Additional Information by calling 800-677-FUND.

                      FEES AND EXPENSES TABLE AND EXAMPLE

The following table and example replace the "Fees and Expenses" table and the "Example" set forth in the Prospectus for Treasury Reserve Fund.

                             TREASURY RESERVE FUND

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

SHAREHOLDER FEES
  Maximum Sales Charge (Load)...............................    None
  Maximum Deferred Sales Charge (Load)......................    None
  Annual Maintenance Fee (1)................................     $50
  ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES (2)
as a % of average net assets
  Management Fees...........................................    0.10%
  Distribution (12b-1) Fees.................................    0.50%
  Other Expenses
    Shareholder Servicing Fee...............................    0.25%
    Miscellaneous...........................................    0.16%
  Total Annual Fund Operating Expenses......................    1.01%
  Waiver of Fund Expenses (3)...............................   (0.07)%
  Net Expenses (3)..........................................    0.94%

------------------------

(1) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services--Selling Shares, Accounts with Low Balances."

(2) Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year.

(3) Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2003, so that Net Expenses do not exceed 0.94%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2003, at the discretion of the service providers.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

1 year......................................................   $   96
3 years.....................................................   $  315
5 years.....................................................   $  551
10 years....................................................   $1,230

                                 BUYING SHARES

The text in the first sentence under the caption "Buying Shares--12b-1 Fees" in the Prospectus is modified to read as follows:

    The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee equal to 0.50% of the fund's average daily net assets for the distribution and sale of its shares.

The following text is added after the second paragraph under the caption "Buying Shares--12b-1 Fees" in the Prospectus:

    The also fund has adopted a non-12b-1 shareholder servicing plan and agreement. Under this plan and agreement, the fund pays USBAM a shareholder servicing fee at an annual rate of 0.25% of the fund's average daily net assets for providing or arranging for the provision of shareholder services to the holders of its shares. No distribution-related services are provided under this plan and agreement.

                                   MANAGEMENT

The following sentence is added at the end of the section captioned "Management" in the Prospectus:

    Effective August 1, 2003, the contractual investment advisory fee payable to the investment advisor with respect the fund was reduced to an annual rate of 0.10% of average daily net assets.

MM-STK-TR

     NOT FDIC INSURED           NO BANK GUARANTEE             MAY LOSE VALUE

                           FIRST AMERICAN FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 1, 2003
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2002

                           Treasury Reserve Fund and
                      Class A, B, C, D, I, S, and Y Shares
                                       of
                          Government Obligations Fund
                             Prime Obligations Fund
                           Tax Free Obligations Fund
                           Treasury Obligations Fund
                         Ohio Tax Free Obligations Fund

                            ------------------------

    This document supplements the information set forth in the Statement of Additional Information (the "SAI") of First American Funds, Inc. ("FAF") dated December 1, 2002, with respect to the funds and share classes identified above. It should be read in conjunction with the SAI, with the prospectuses dated December 1, 2002 relating to such funds and share classes, and with the prospectus supplements dated August 1, 2003 to such prospectuses.

    This supplement and such prospectus supplements pertain to certain changes in the expense structures for the funds and share classes identified above. Those changes do not result in an increase in the total expenses borne by Treasury Reserve Fund or by the Class A, Class B, Class C, Class D, Class I, Class S, or Class Y shares of the other funds, either before or after contractual fee waivers.

    A separate prospectus dated August 1, 2003, and a separate Statement of Additional Information dated August 1, 2003, pertain to the Class Z shares of Prime Obligations Fund, which are being offered commencing on August 1, 2003.

    The information set forth under the various captions in this supplement supplements the information set forth under the corresponding captions in the SAI. Where a caption in the SAI does not have a corresponding caption in this supplement, the information set forth in the SAI remains unchanged.

                              GENERAL INFORMATION

    Prime Obligations Fund now offers an eighth share class, Class Z. FAF has prepared and will provide a separate prospectus and a separate Statement of Additional Information relating to the Class Z shares of Prime Obligations Fund. These documents can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800-677-FUND. The Class Z Shares of Prime Obligations Fund are subject to a minimum initial investment of at least $10 million.

    Effective August 5, 2003, shares of Ohio Tax Free Obligations Fund no longer are offered.

                        DIRECTORS AND EXECUTIVE OFFICERS

    Andrew M. Hunter III no longer is a director of FAF. In his place, Leonard
W. Kedrowski now serves on FAF's Pricing Committee; Richard K. Riederer now serves as chair of FAF's Nominating Committee; and James M. Wade has joined that committee. In addition, John M. Murphy Jr. no longer is a director of FAF.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

    Effective as of the date of this supplement, the contractual investment advisory fee for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund has been reduced from an annual rate of 0.35% to an annual rate of 0.10%.

DISTRIBUTOR

    Effective August 1, 2003, the following arrangements pertain to the distribution and the shareholder servicing of the Class A, B, C, D, I, S, and Y shares of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund, and to Treasury Reserve Fund:

    Quasar Distributors, LLC ("Quasar") acts as the distributor for the funds' shares pursuant to 12b-1 plans and distribution agreements which provide for the payment of fees at the annual rates set forth in the following table. U.S. Bancorp Asset Management, Inc. ("USBAM") provides or arranges for the provision of shareholder services to holders of certain share classes pursuant to non-12b-1 shareholder servicing plans and agreements which provide for the payment of fees at the annual rates set forth in the following table. The annual rates set forth in the table are expressed as percentages of average daily net assets.

                                                                                              NON-12B-1
                                                 12B-1 FEES PAYABLE TO QUASAR           SHAREHOLDER SERVICING
                                         --------------------------------------------      FEES PAYABLE TO
                                         FOR DISTRIBUTION   FOR SHAREHOLDER SERVICING           USBAM
                                         ----------------   -------------------------   ---------------------
Class A................................        0.25%                   None                     0.25%
Class B................................        0.75%                   0.25%                    None
Class C................................        0.75%                   0.25%                    None
Class D................................        0.15%                   None                     0.25%
Class I................................        None                    None                     0.20%
Class S................................        0.25%                   None                     0.25%
Class Y................................        None                    None                     0.25%
Class Z................................        None                    None                     None
Treasury Reserve Fund..................        0.50%                   None                     0.25%

    The funds' 12b-1 plans are "compensation-type" plans pursuant to which Quasar is entitled to receive the fees payable thereunder regardless of whether its related expenses are more or less than the amount of the fees. The distribution fees payable under the 12b-1 plans are used for the primary purpose of compensating broker-dealers for their sales of fund shares. The shareholder servicing fees payable under the 12b-1 plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders. The Class B and Class C plans authorize Quasar to retain the contingent deferred sales charge applied on redemptions of Class B and Class C shares, except that portion which is reallowed to Participating Institutions.

    The funds' distribution agreements with Quasar with respect to their 12b-1 plans provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of a majority of the Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's 12b-1 plans or agreements.

    The funds' non-12b-1 shareholder servicing plans and agreements with USBAM are intended to compensate USBAM for providing, or arranging the provision of, non-distribution-related services to fund shareholders.

    Quasar, USBAM, and their affiliates may from time to time use their own assets to pay additional costs in connection with the distribution or shareholder servicing of the funds' shares.

                                       2